Segmented Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segmented Information
Segmented Information

AltaGas owns and operates a portfolio of assets and services used to move energy from the source to the end‑user. The following describes the Corporation’s four reporting segments:

Utilities
■    rate-regulated natural gas distribution assets in Michigan, Alaska, the District of Columbia, Maryland, and Virginia;
■    rate-regulated natural gas storage in the United States; and
■    equity investment in AltaGas Canada Inc.

Midstream
■    NGL processing and extraction plants;
■    transmission pipelines to transport natural gas and NGL;
■    natural gas gathering lines and field processing facilities;
■    purchase and sale of natural gas;
■    natural gas storage facilities;
■    liquefied petroleum gas (LPG) terminal;
■    natural gas and NGL marketing;
■    equity investment in Petrogas, a North American entity engaged in the marketing, storage and distribution of NGL, drilling fluids, crude oil and condensate diluents;
■    interest in a regulated pipeline in the Marcellus/Utica gas formation; and
■    sale of natural gas to residential, commercial and industrial customers in Washington D.C., Maryland, Virginia, Delaware, and Pennsylvania.

Power
■    natural gas-fired and distributed generation assets, certain of which are pending sale, whereby outputs are generally sold under power purchase agreements, both operational and under development;
■    energy storage; and
■    sale of power to residential, commercial, and industrial users in Washington D.C., Maryland, Virginia, Delaware, Pennsylvania, and Ohio.

Corporate
■    the cost of providing corporate services, financing and general corporate overhead, investments in certain public and private entities, corporate assets, financing other segments and the effects of changes in the fair value of certain risk management contracts.

The following table provides a reconciliation of segment revenue to the disaggregated revenue table as disclosed under Note 24:

	Year Ended December 31, 2019
	Utilities	Midstream	Power	Corporate	Total
External revenue (note 24)	$2,564.2	$1,574.3	$1,356.3	$0.2	$5,495.0
Intersegment revenue	26.6	6.9	10.9	—	$44.4
Segment revenue	$2,590.8	$1,581.2	$1,367.2	$0.2	$5,539.4

	Year Ended December 31, 2018
	Utilities	Midstream	Power	Corporate	Total
External revenue (note 24)	$1,752.6	$1,344.6	$1,162.0	$(2.5)	$4,256.7
Intersegment revenue	13.0	90.4	9.0	0.1	112.5
Segment revenue	$1,765.6	$1,435.0	$1,171.0	$(2.4)	$4,369.2

Geographic Information

Year Ended December 31	2019	2018
Revenue (a)
Canada	$1,244.8	$1,626.8
United States	4,325.5	2,553.0
TOTAL	$5,570.3	$4,179.8

(a)	Operating revenue from external customers, excluding unrealized gains (losses) or risk management contracts.

As at December 31	2019	2018
Property, plant and equipment
Canada	$2,682.2	$2,348.2
United States	7,443.3	8,581.4
TOTAL	$10,125.5	$10,929.6

The following tables show the composition by segment:

	Year Ended December 31, 2019
	Utilities	Midstream	Power	Corporate	Intersegment Elimination (a)	Total
Segment revenue	$2,590.8	$1,581.2	$1,367.2	$0.2	$(44.4)	$5,495.0
Cost of sales	(1,117.9)	(1,057.7)	(1,084.4)	—	32.9	(3,227.1)
Operating and administrative	(860.7)	(249.1)	(159.8)	(40.6)	11.5	(1,298.7)
Accretion expenses	(0.1)	(3.9)	(1.1)	—	—	(5.1)
Depreciation and amortization	(261.6)	(92.1)	(72.3)	(12.0)	—	(438.0)
Provisions on assets (note 6)	—	(35.2)	(380.6)	—	—	(415.8)
Income from equity investments	18.3	122.4	0.4	—	—	141.1
Other income (loss)	27.0	28.7	853.8	(1.4)	—	908.1
Foreign exchange gains (losses)	—	(4.5)	—	3.5	—	(1.0)
Interest expense	—	—	—	(345.8)	—	(345.8)
Income (loss) before income taxes	$395.8	$289.8	$523.2	$(396.1)	$—	$812.7
Net additions (reductions) to:
Property, plant and equipment(b)	$839.6	$350.3	$(2,281.3)	$1.2	$—	$(1,090.2)
Intangible assets	$22.6	$4.9	$—	$9.0	$—	$36.5

(a)	Intersegment transactions are recorded at market value.

(b)
Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

	Year Ended December 31, 2018
	Utilities	Midstream	Power	Corporate	Intersegment Elimination (a)	Total
Segment revenue	$1,765.6	$1,435.0	$1,171.0	$(2.4)	$(112.5)	$4,256.7
Cost of sales	(838.3)	(976.4)	(743.7)	—	103.1	(2,455.3)
Operating and administrative	(727.4)	(201.7)	(159.1)	(50.6)	9.8	(1,129.0)
Accretion expenses	(0.1)	(4.0)	(6.8)	—	—	(10.9)
Depreciation and amortization	(165.8)	(84.4)	(130.5)	(13.3)	—	(394.0)
Provision on assets (note 6)	(193.7)	(153.7)	(381.3)	—	—	(728.7)
Income (loss) from equity investments	7.2	51.1	(10.4)	—	—	47.9
Other income (loss)	4.5	0.7	(5.9)	2.0	(0.4)	0.9
Foreign exchange gains (losses)	—	(0.2)	(0.1)	4.8	—	4.5
Interest expense	(103.9)	(10.6)	(8.9)	(185.6)	—	(309.0)
Income (loss) before income taxes	$(251.9)	$55.8	$(275.7)	$(245.1)	$—	$(716.9)
Net additions (reductions) to:
Property, plant and equipment (b)	$507.0	$383.4	$(321.9)	$4.0	$—	$572.5
Intangible assets	$21.8	$4.7	$12.5	$6.7	$—	$45.7

(a)	Intersegment transactions are recorded at market value.

(b)
Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

The following table shows goodwill and total assets by segment:

	Utilities	Midstream	Power	Corporate	Total
As at December 31, 2019
Goodwill	$3,573.0	$246.5	$122.6	$—	$3,942.1
Segmented assets	$13,097.1	$5,471.4	$1,019.9	$206.1	$19,794.5
As at December 31, 2018
Goodwill	$3,450.8	$426.4	$191.0	$—	$4,068.2
Segmented assets	$12,991.3	$6,398.8	$3,814.7	$282.9	$23,487.7